Condensed financial information of Plastec Technologies, Ltd.	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21.    Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$
Assets
Current assets
Cash and cash equivalents	28,980	23,787	31,048	163,336
Amounts due from subsidiaries	-	-	100,056	287,836
Prepaid expenses	574	-	-	1,076
Dividend receivable	-	-	-	70,000
Total current assets	29,554	23,787	131,104	522,248
Investment in subsidiaries	1	1	1	1
Total assets	29,555	23,788	131,105	522,249

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	369	369	609	416
Due to fellow subsidiaries	66,017	62,012	-	-
Tax payable	-	-	1,378	2,897
Total current liabilities	66,386	62,381	1,987	3,313
NET CURRENT ASSETS/(LIABILITIES)	(36,831)	(38,593)	129,118	518,936
TOTAL ASSETS AND LIABILITIES	(36,831)	(38,593)	129,118	518,936

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228, 12,938,128 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012, 2013 and 2014, respectively)	112	112	101	101
Retained earnings/(Accumulated losses)	(36,943)	(38,705)	129,017	518,835
Total shareholders’ equity	(36,831)	(38,593)	129,118	518,936

Statements of operations and comprehensive income

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Revenues	-	-	224,758	414,000
Other incomes	4,803	3,323	12,192	12,119
Administrative expenses	(4,163)	(2,243)	(4,455)	(4,101)
Finance costs	-	(3)	-	-
Income before income tax expense	640	1,077	232,495	422,018
Income tax expense	-	-	(1,379)	(1,519)
Total comprehensive income	640	1,077	231,116	420,499

Statements of cash flows

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income	640	1,077	231,116	420,499
Change in operating assets and liabilities
Prepaid expenses	(272)	574	-	(1,076)
Accounts payable and accrued liabilities	-	1	239	(193)
Income tax	-	-	1,378	1,519
Net cash provided by operating activities	368	1,652	232,733	420,749

Cash flows from investing activity
Increase in dividend receivable	-	-	-	(70,000)
Net cash used in investing activity	-	-	-	(70,000)

Cash flows from financing activities
Increase/(decrease) in amount due to subsidiaries	65,868	(4,005)	-	-
Increase in amount due from subsidiaries	-	-	(162,068)	(187,780)
Proceeds used in repurchase of shares and warrants	(92,026)	(2,840)	(63,404)	(406)
Dividend paid	-	-	-	(30,275)
Net cash used in financing activities	(26,158)	(6,845)	(225,472)	(218,461)
Net increase/(decrease) in cash and cash equivalents	(25,790)	(5,193)	7,261	132,288
Cash and cash equivalents, beginning of year/period	54,770	28,980	23,787	31,048
Cash and cash equivalents, end of year/period	28,980	23,787	31,048	163,336